UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA            August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $1,217,983
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number      Name

1.     028-06345                 Peninsula Investment Partners, LP
2.     028-10690                 Peninsula Capital Appreciation, LLC

                                                     FORM 13F INFORMATION TABLE
                                                  Peninsula Capital Advisors, LLC
                                                           June 30, 2010

COLUMN 1                   COLUMN  2         COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
-----------------------  --------------      ---------   --------  ---------------------- ----------  -------- ---------------------
                                                          VALUE      SHRS OR     SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS       CUSIP      (X$1000)    PRN AMT     PRN CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
-----------------------  --------------      ---------   --------  ---------     --- ---- ----------  -------- -------- ------  ----
AFFYMAX INC                  COM             00826A109     4,186     700,000     SH         SHARED      1, 2     700,000
CINCINNATI BELL INC NEW      COM             171871106    45,150  15,000,000     SH         SHARED      1, 2  15,000,000
COGENT COMM GROUP INC        COM NEW         19239V302    33,352   4,400,000     SH         SHARED      1, 2   4,400,000
DAVITA INC                   COM             23918K108   324,688   5,200,000     SH         SHARED      1, 2   5,200,000
DIRECTV                      COM CL A        25490A101   169,600   5,000,000     SH         SHARED      1, 2   5,000,000
ECHOSTAR CORP                CL A            278768106     7,632     400,000     SH         SHARED      1, 2     400,000
FIBERTOWER CORP              COM NEW         31567R209    32,238   6,830,000     SH         SHARED      1, 2   6,830,000
GRACE W R & CO DEL NEW       COM             38388F108   226,508  10,765,600     SH         SHARED      1, 2  10,765,600
LIBERTY MEDIA CORP NEW       INT COM SER A   53071M104     8,400     800,000     SH         SHARED      1, 2     800,000
LIBERTY MEDIA CORP NEW       CAP COM SER A   53071M302   108,966   2,600,000     SH         SHARED      1, 2   2,600,000
LIBERTY MEDIA CORP NEW       LIB STAR COM A  53071M708    51,036     984,500     SH         SHARED      1, 2     984,500
STANLEY FURNITURE CO INC     COM NEW         854305208     3,312     813,716     SH         SHARED      1, 2     813,716
TIVO INC                     COM             888706108    22,140   3,000,000     SH         SHARED      1, 2   3,000,000
VALASSIS COMMUNICATIONS INC  COM             918866104   126,880   4,000,000     SH         SHARED      1, 2   4,000,000
WSFS FINL CORP               COM             929328102    53,895   1,500,000     SH         SHARED      1, 2   1,500,000






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